Financial Instruments - Derivatives Not Designated as Hedging Instruments - Net effect on the Statement of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 3,679	$ 623	$ 7,778	$ (16,077)
Interest Expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	0	(1)	0	75
Bunker swaps	3,695	1,511	7,950	(16,774)
Bunker put options	(16)	(886)	(172)	886
Bunker call options	$ 0	$ (1)	$ 0	$ (264)